Income Taxes (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%		0.00%	0.00%
Statutory income tax rate	21.00%	21.00%	(0.20%)	21.00%	21.00%	33.20%
U.S. federal operating loss carry forwards (in Dollars)						$ 187,000
Valuation allowance (in Dollars)			$ 5,422			$ 830,338